Loans and other receivables from credit institutions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Brazilian Real	R$ 23,885,181	R$ 19,796,533	R$ 23,669,165
U.S. dollar	775,000	676,709	2,445,780
Euro	1,064,428	252,672	392,793
Total	R$ 25,724,609	R$ 20,725,914	R$ 26,507,738